Related party balances and transactions (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related party balances

Name of Related Party	Relationship	Nature of Transaction	March 31, 2025	September 30, 2024
			(Unaudited)
Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Shareholder loans	$62,196	$18,424
Ni Jiang	Principal shareholder, chairwoman of the Company	Shareholder loans	288,945	38,354
Total			$351,141	$56,778

The amounts due to the shareholders were unsecured, interest-free and repayable on demand.

Lease liability- a related party

Name of Related Party	Relationship	Nature of Transaction	March 31, 2025	September 30, 2024
			(Unaudited)
Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Lease	$55,262	$75,940